CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
Sales and marketing	$ (13,434)	¥ (87,022)	¥ (173,883)	¥ (84,596)
General and administrative	$ (35,852)	¥ (232,244)	(156,309)	¥ (73,190)
Write-off of deferred offering expenses			(3,241)
Other operating expenses	$ (459)	¥ (2,975)	(4,527)	¥ (2,678)
Operating profit (loss)	(46,529)	(301,408)	149,507	59,918
Interest income	3,178	20,589	17,009	2,058
Interest expense	$ (330)	¥ (2,138)	¥ (356)	(5,407)
Changes in fair value of derivative component of the convertible note				(26,809)
Income (loss) before income tax	$ (43,570)	¥ (282,240)	¥ 165,036	29,760
Income tax benefit	(6,479)	(41,969)	(7,987)	76,294
Net income (loss) attributable to 500.com Limited	(50,001)	(323,897)	157,049	106,054
Comprehensive income(loss) attributable to 500.com Limited	$ (39,681)	¥ (257,046)	¥ 169,194	¥ 100,558
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net Revenues
Operating expenses:
Sales and marketing	$ (51)	¥ (330)	¥ (214)
General and administrative	$ (2,032)	¥ (13,160)	(11,875)	¥ (952)
Write-off of deferred offering expenses			(3,241)
Total operating expenses	$ (2,083)	¥ (13,490)	(15,330)	¥ (952)
Operating profit (loss)	(2,083)	(13,490)	(15,330)	(952)
Interest income	$ 1,344	¥ 8,703	¥ 10,920	246
Interest expense				(4,712)
Changes in fair value of derivative component of the convertible note				(26,809)
Equity in profits (losses) of subsidiaries and VIEs	$ (49,262)	¥ (319,110)	¥ 161,459	120,741
Income (loss) before income tax	$ (50,001)	¥ (323,897)	¥ 157,049	88,514
Income tax benefit				17,540
Net income (loss) attributable to 500.com Limited	$ (50,001)	¥ (323,897)	¥ 157,049	106,054
Other comprehensive income (loss), Foreign currency translation (loss) gain	10,320	66,851	12,145	(5,496)
Comprehensive income(loss) attributable to 500.com Limited	$ (39,681)	¥ (257,046)	¥ 169,194	¥ 100,558